Pension Plans and Retiree Benefits - Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Defined Benefit
Defined Benefit Plan Disclosure
Expected employer contributions, 2020	$ 37.0
Expected benefit payments:
2020	104.6
2021	85.1
2022	93.3
2023	90.0
2024	90.7
2025 - 2028	474.1
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Expected employer contributions, 2020	3.2
Expected benefit payments:
2020	23.8
2021	22.6
2022	22.5
2023	22.3
2024	22.1
2025 - 2028	$ 112.6